Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	43 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended		66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	76 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000260041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Market Neutral ETF
C000260042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Patriot Defense ETF
C000260043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Polen Dividend Income ETF
C000260045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Next Gen Power Infrastructure ETF
C000259963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (April) ETF
C000259967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (August) ETF
C000259968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (December) ETF
C000259969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (February) ETF
C000259970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (January) ETF
C000259971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (July) ETF
C000259972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (June) ETF
C000259973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (March) ETF
C000259974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (May) ETF
C000259964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (November) ETF
C000259965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (October) ETF
C000259966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (September) ETF
C000260046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%		2.87%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%			12.23%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%					15.29%
MSCI World Net Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.34%	19.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%			14.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%												16.75%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%								15.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%						15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%							15.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%													17.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%	13.67%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%				15.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%		13.60%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%									17.48%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%										16.66%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%				13.41%											15.63%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.48%				13.40%														20.20%
RiverNorth Market Neutral ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%		6.38%
TrueShares Patriot Defense ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		9.80%			6.41%
Polen Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		9.77%				9.16%					11.18%
TrueShares Eagle Global Next Gen Power Infrastructure ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		31.42%	9.28%
TrueShares Structured Outcome (April) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		15.77%				10.75%			11.27%
TrueShares Structured Outcome (August) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.12%				10.29%												12.70%
TrueShares Structured Outcome (December) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%				10.74%								12.05%
TrueShares Structured Outcome (February) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		15.95%				10.73%						11.98%
TrueShares Structured Outcome (January) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.26%				10.21%							11.62%
TrueShares Structured Outcome (July) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.72%				10.75%													13.78%
TrueShares Structured Outcome (June) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.98%				9.49%	9.70%
TrueShares Structured Outcome (March) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		15.96%				10.18%				11.11%
TrueShares Structured Outcome (May) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		17.22%				9.18%		9.31%
TrueShares Structured Outcome (November) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.25%				10.83%									13.65%
TrueShares Structured Outcome (October) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.19%				10.50%										12.80%
TrueShares Structured Outcome (September) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.58%				11.04%											12.66%
TrueShares Technology, AI & Deep Learning ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		44.40%				7.17%														16.15%